COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments

2022 (remaining)	$11,250
2023	45,000
2024	14,999
Total minimum lease payments:	71,249
Less amount representing interest	(5,074)
Present value of minimum lease payments:	$66,175